SHORT-TERM AND LONG-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM AND LONG-TERM DEBTS.
Summary of short-term debts

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB
Short-term borrowings	1.45%-5.25%	1‑12 months	349,299,134

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB	US$
Short-term borrowings	1.50%-3.44%	1‑12 months	39,071,500	5,503,106

Summary of long-term debts

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	361,120,106
Long-term borrowings	4.45%-6.50%	20-36 months	279,892,587
			641,012,693

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB	US$
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	1,638,260	230,744
(i)The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.

Summary of contractual obligations of long-term debts

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2022 (RMB)
Long-term debts – non-current portion	4,086,053	76,963,214	681,629	81,730,896
As of December 31, 2023 (RMB)
Long-term debts – non-current portion	46,994	759,016	—	806,010
As of December 31, 2023 (US$)
Long-term debts – non-current portion	6,619	106,905	—	113,524